Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Net change in non-cash working capital items:
Accounts receivable	$ (1,870)	$ (12,180)
Inventories	(1,709)	(2,325)
Other assets	(13,836)	(8,297)
Accounts payable and accrued liabilities	(614)	7,704
Amortization of deferred revenue	(14,781)	(7,279)
Net change in non-cash working capital items	(18,029)	(15,098)
Non-cash investing and financing activities:
Change in mineral property, plant and equipment from change in estimates for provision for rehabilitation and closure costs	1,354	2,225
Additions to property, plant and equipment by leases	11,666	10,205
Non-cash increase in accounts payable in relation to capital expenditures	10,311	3,551
Transfer of PSU from equity reserves to liabilities	$ 0	$ 9,389